Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of real estate and other assets acquired in settlement of loans
Total	$ 15,737	$ 16,693	$ 16,403
Less valuation allowance for other real estate owned	(2,956)	(3,002)	$ (3,221)	$ (3,129)
Total other real estate and repossessed assets	12,781	13,691
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	1,155	1,168
Residential real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	179
Residential real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	230	336
Commercial real estate | Construction
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	11,553	12,101
Commercial real estate | Mortgages
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 2,799	$ 2,909